Fees Summary	Aug. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 517,944,689.99
Previously Paid Amount	0.00
Total Fee Amount	71,528.17
Total Offset Amount	0.00
Net Fee	$ 71,528.17
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A